Net Income (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share

Note 8—Net Income (Loss) Per Common Share

The reconciliation of the numerator and denominator of the income (loss) per common share is as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands, except per share data)	2013	2012	2013	2012
Net income (loss)	$14,803	$2,276	$(44,660)	$3,777

Weighted average common shares outstanding	81,905,566	72,704,839	77,890,406	72,674,699
Weighted average potential dilutive common shares(1)(2)	956,972	3,540,566	—	4,043,383

Weighted average common shares outstanding—assuming dilution	82,864,538	76,245,405	77,890,406	76,718,082

Net income (loss) per common share—basic	$0.18	$0.03	$(0.57)	$0.05

Net income (loss) per common share—diluted	$0.18	$0.03	$(0.57)	$0.05

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)

For the nine months ended September 30, 2013, 2,784,779 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net income (loss) per share since their inclusion would have an antidilutive effect.

On August 7, 2013, the Company’s Board of Directors approved a regular quarterly cash dividend of $0.10 per common share. The first quarterly dividend was paid on September 6, 2013 to stockholders of record at the close of business on August 19, 2013. Cash payments related to this dividend were approximately $8.2 million.

Note 18—Net Income Per Common Share

The reconciliation of the numerator and the denominator of the earnings per common share is as follows:

	Years ended December 31,
(Dollar amounts in thousands, except per share data)	2012	2011
Net income	$77,366	$24,214

Weighted average common shares outstanding	72,707,542	72,543,500
Weighted average potential dilutive common shares (1)	3,649,966	710,298

Weighted average common shares outstanding—assuming dilution	76,367,508	73,253,798

Net income per common share—basic	$1.06	$0.33

Net income per common share—diluted	$1.01	$0.33

Pro forma net income per common share—basic (2)	$0.98

Pro forma net income per common share—diluted (2)	$0.94

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.